PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Property and Equipment, Net

Property and equipment, net, consists of:

December 31,	2014	2013
Land	$853	$1,131
Buildings and improvements	58,915	49,942
Machinery, vehicles and equipment	68,953	64,012
Furniture and fixtures	21,486	20,523

	150,207	135,608
Accumulated depreciation and amortization	(96,727)	(90,190)

	$53,480	$45,418